REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS	12 Months Ended
Dec. 31, 2014
Reporting Currency [Abstract]
REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

NOTE 2: REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

The accompanying consolidated financial statements as of December 31, 2014, are expressed in Euro (EUR). The translation of EUR amounts into US dollar amounts is presented solely for the convenience of the reader and should not be construed as representations that the amounts stated in EUR have been or could have been or could be now or at any time in the future converted into US dollars at this or any other rate of exchange. The exchange rate used for the purpose of this disclosure is the noon buying rate in New York City for cable transfers in foreign currencies, as certified for customs by the Board of Governors of the Federal Reserve Bank of New York on Thursday, April 30, 2015 which was EUR 0.8959 to USD 1.00 (EUR 0.8237 to USD 1.00 on December 31, 2014).